Commitments and Contingencies (Details)	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)
Commitments and Contingencies
Unpaid purchase commitment	¥ 18,675,000	$ 2,841,903
Operating lease expense		77,768	$ 31,046
Future minimum payments for period greater than one year		0	0
With in one year		58,328	58,677
Total		$ 58,328	$ 58,677